NOTES TO THE CONSOLIDATED IN FINANCIAL STATEMENTS (Details Narrative)																											1 Months Ended		3 Months Ended					6 Months Ended				11 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) Integer shares		Mar. 30, 2026 USD ($) shares	Feb. 11, 2026 USD ($)	Dec. 06, 2025 shares	Oct. 30, 2025 shares	Oct. 01, 2025 USD ($)	Sep. 30, 2025 USD ($) Integer shares		Sep. 29, 2025 USD ($) shares	Sep. 25, 2025 shares	Sep. 24, 2025 shares	Sep. 23, 2025 USD ($)	Aug. 25, 2025 USD ($) Integer $ / shares shares		Aug. 01, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($)	Jun. 09, 2025 shares	Jun. 02, 2025 shares	Apr. 22, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 18, 2025 shares	Nov. 29, 2024 shares	Oct. 31, 2024 USD ($) shares	Sep. 24, 2024 shares	Aug. 20, 2024 USD ($)	Oct. 31, 2025 shares	May 31, 2022 USD ($) ft²	Mar. 31, 2026 USD ($) Integer		Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($) Integer		Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) Integer shares		Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2024 USD ($)		Mar. 21, 2026 $ / shares	Feb. 13, 2026 USD ($)	Aug. 21, 2025 USD ($) $ / shares	Mar. 27, 2025	Mar. 10, 2025	Dec. 12, 2024 USD ($)	Sep. 30, 2023 USD ($)
Accounts receivable, net	$ 1,387,947							$ 55,258																					$ 1,387,947					$ 1,387,947					$ 55,258
Accounts receivable, allowance for credit losses	$ 82							$ 2,107																					$ 82					82					2,107			3,450,141
Lease cost																																		603		¥ 4,167			594		¥ 4,167
Income from rent																																										161,672
Operating expenses																																		3,417,780			$ 2,270,435		4,419,331			6,425,572
Amortization expense																																		$ 2,267			15,000		$ 80,550			30,000
Crypto assets, number of units | Integer	730							500																					730					730					500
Cost of crypto asset	$ 49,847,670							$ 55,000,000																					$ 49,847,670					$ 49,847,670					$ 55,000,000
Accounts payable current	1,770,730							429,322																					1,770,730					1,770,730					429,322			1,098,582
Other liabilities	353,256																												353,256					353,256
Compensation and benefits, severance payments	1,417,474																												1,417,474					1,417,474
Accrued liabilities	1,141,143							1,034,822																					1,141,143					1,141,143					1,034,822
Other accrued expenses																																		756,620					756,621
Employee compensation payable	384,523							277,988																					384,523					384,523					277,988
Unconverted convertible notes								1,838,041																															1,838,041			1,382,844
Conversion to common stock																								$ 1,396,813										1,838,041					$ 13,382,030			620,000
Principal amount																										$ 1,300,000																							$ 10,000,000
Convertible Debt, Fair Value Disclosures																																										82,844
NUmber of shares issued | shares						8,333,333										3,683,333																							1,459,388		1,459,388
Other current liabilities	3,108,336							22,250,590																					3,108,336					3,108,336					$ 22,250,590			586,173
Advances received for equity subscriptions	159,657	[1]						18,134,657	[1]																				159,657	[1]				159,657	[1]				18,134,657	[1]		159,657	[2]
Litigation settlement																																		222,062					222,062
Professional fees payable																	$ 2,089,798																						3,663,269
Sale of stock transaction description																	Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.
Professional service fees payable	2,089,798	[3]						3,663,269	[3]																				2,089,798	[3]				2,089,798	[3]				3,663,269	[3]			[4]
Tax payable	2,432,118							1,314,686																					2,432,118					2,432,118					1,314,686
Personnel costs																																		1,347,033			712,008		1,092,756			1,800,817
Selling and marketing expense																																		88,303			46,152		1,101,374			580,841
Depreciation and amortization																																		22,920			100,924		81,456			88,575
Professional fees							$ 189,689.85																											1,766,863			1,248,215		1,781,053			2,889,165
Travel expenses																																		85,586			72,947		117,214			22,612
Office expenses																																		71,794			52,480		206,961			424,495
Bad debt expenses																																		1,891
Other operating expenses																																		33,390			37,710		38,517			249,855
Other income																																		77,046			403,635		474,954			532,593
Other expenses																																		$ 7,323			$ 50,320		$ 309,121			665,795
Other expenses description																																		primarily attributable to the cost expenditures corresponding to other income		primarily attributable to the cost expenditures corresponding to other income	primarily included financing expense and other factors.		primarily attributable to an accrued litigation provision of $222,062		primarily attributable to an accrued litigation provision of $222,062
Statutorty tax rates																																		25.00%		25.00%
Income tax description																																		first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the six months ended March 31,2026, and therefore no provision for Hong Kong profits tax was recorded.		first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the six months ended March 31,2026, and therefore no provision for Hong Kong profits tax was recorded.			first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the years ended September 30, 2025 and 2024, and therefore no provision for Hong Kong profits tax was recorded		first HK$2 million of assessable profits are taxed at 8.25%, and profits in excess of HK$2 million are taxed at 16.5%. DZR Tech Limited did not generate taxable income for the years ended September 30, 2025 and 2024, and therefore no provision for Hong Kong profits tax was recorded
Accounts receivable	1,388,029							57,365																					1,388,029					$ 1,388,029					$ 57,365			3,450,141
Assets held for sale																																										214,709
Impairment charge																																										203,973
Proceeds from sale of assets																																							10,736
Property and equipment asset impairment																																										203,973
Property and equipment disposals																																										178,200
Crypto asset, fair value	$ 49,847,670							$ 57,024,465																					49,847,670					49,847,670					$ 57,024,465
Shares issued on consideration | shares	416,667		8,333,333					1,459,388		29,187,764
Shares issued on consideration, value	$ 2,000,000		$ 2,000,000					$ 13,382,030		$ 13,382,030
Shares, Issued | shares								7,880,438																															7,880,438
Minority interest	(818,157)							$ (795,217)								$ (823,146)				$ (53)	$ 19,374								(818,157)			$ 19,374		(818,157)			$ 19,374		$ (795,217)
Loss on acquisition													$ 113			1,859,071				45	20,164											20,164					20,164		20,210
Acquire businesses																179,182				98
Minority interest	$ 818,157							795,217								$ 823,146				$ 53	$ (19,374)								818,157			(19,374)		818,157			(19,374)		795,217
Share Price | $ / shares																$ 0.23
Total consideration													$ 100			$ 856,743															$ 2,000,000	9,561,299	$ 1,382,844						13,382,030			1,897,113
Goodwill impairment
Goodwill								1,859,184																															1,859,184
Short-term debt								447,164																															447,164
Fair value adjustment																										82,844
Contract liabilities								105,653																															105,653
Contract liability								25,988																															25,988
Contract liability non current								10,000																															10,000
Professional fees																																							1,836,731
Insurance expenses																																										366,164
Taxes																																										3,048
Other income																																							404,719
Investment income loss																																										1,092,169
Other expenses description																																							primarily attributable to administrative expenses of $515,212		primarily attributable to administrative expenses of $515,212
Income tax expense																																							$ 3,095
Net operating losses																																							4,887,460			8,972,735
Subsequent Event [Member]
NUmber of shares issued | shares						8,333,333
Shares issued on consideration | shares					1,000,000
Zhongyan Shangyue Technology Co., Ltd [Member]
Equity Method Investment, Ownership Percentage																																															51.00%	51.00%
Xilin Online Beijing Ecommerce Co Ltd [Member]
Business acquistion percentage																					51.00%											51.00%					51.00%
Business combination assets																					$ 39,538											$ 39,538					$ 39,538
Xilin Online Beijing Ecommerce Co [Member]
Business acquistion percentage																					49.00%											49.00%					49.00%
Shanghai Huomao Cultural Development Co., Ltd [Member]
Business acquistion percentage																				51.00%
Shanghai Huomao Cultural Development Co., Ltd. [Member]
Business acquistion percentage																				49.00%
Braincon Limited and its subsidiaries Acquisition [Member]
Business acquistion percentage													100.00%
Business combination assets													$ 13
Braincon Limited [Member]
Goodwill impairment								$ 113																															113
Sunflower Tech Limited [Member]
Professional fees																																							1,136,096
Zhongyan Shangyue Technology Co., Ltd [Member]
Professional fees																																							$ 700,635
Private Placement [Member]
Shares issued on consideration | shares	3,595,000		71,900,000					7,880,438		157,608,769								6,000,000	6,000,000			19,457,618	1,396,813	1,396,813	3,508,769
Shares issued on consideration, value	$ 16,177,500		$ 16,177,500					$ 36,390,443		$ 36,390,443
Share Price | $ / shares														$ 0.25	[5]																															$ 0.24
CANADA
Lease expiration date																												Jan. 31, 2023											Aug. 14, 2026		Aug. 14, 2026
Income from rent																												$ 8,451
UNITED STATES
Statutorty tax rates																																							21.00%		21.00%
CHINA
Statutorty tax rates																																							25.00%		25.00%
C I M G Inc And Wewin [Member]
Statutorty tax rates																																		21.00%		21.00%
Convertible Bond Purchase Agreement [Member]
Principal amount																																														$ 4,000,000
Conversion price | $ / shares																																														$ 0.24
Warrant Purchase Agreement [Member] | Convertible Promissory Note [Member]
Principal amount				$ 5,000,000
Bear interest rate				7.00%
Maturity date				Aug. 12, 2027
Warrant Purchase Agreement [Member] | Initial Tranche Convertible Promissory Note [Member]
Principal amount				$ 1,600,000																																									$ 1,600,000
Conversion price | $ / shares																																												$ 0.10
Debt instrument excercise price | $ / shares																																												$ 0.015
Warrant Purchase Agreement [Member] | Second Tranche Convertible Promissory Note [Member]
Principal amount				$ 3,400,000
Kim's Subscription [Member]
Advances received for equity subscriptions	129,662.80							159,657																					129,662.80					$ 129,662.80					$ 159,657
Kenji Subscription [Member]
Advances received for equity subscriptions	$ 29,994.20																												$ 29,994.20					29,994.20
Securities Purchase Agreement [Member] | Private Placement [Member]
Crypto assets, number of units | Integer														500
Shares issued on consideration | shares											600,000,000	200,000,000		220,000,000
Shares issued price per share | $ / shares														$ 0.25
Shares issued on consideration, value														$ 55,000,000
Shares, Issued | shares														148,100,000
Stock Issued During Period, Shares, Other | shares														71,900,000													71,900,000
Business Cooperation Intent Agreement [Member] | Zhongyan Shangyue Technology Co., Ltd [Member]
Equity Method Investment, Ownership Percentage																51.00%
Subscription Funds from Bitcoin [Member]
Advances received for equity subscriptions								17,975,000																															17,975,000
Services Agreement [Member]
Professional fees payable																	$ 3,663,269
Sale of stock transaction description																	Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.
Investor [Member]
NUmber of shares issued | shares																						19,457,618
Nonrelated Party [Member]
Conversion to common stock																																							11,207,810			620,000
Principal amount																										1,000,000																							8,145,000
Debt carrying value								1,999,962																															$ 1,999,962
Debt converted to shares | shares																																							8,333,333		8,333,333
Fair value adjustment																																										63,624
Related Party [Member]
Conversion to common stock																																		1,838,041					2,174,220
Principal amount																										$ 300,000																							$ 1,855,000
Fair value adjustment																																										$ 19,220
Mr.Kim [Member]
Short-term debt								343,326																															343,326
Social E-Commerce Co., Ltd. [Member]
Short-term debt								$ 103,838																															103,838
Contractual Lease Term January Twenty And March Thirty One Two Thousand Twenty Eight [Member]
Income from rent																																		72,330,000		¥ 500
Operating expenses																																		217,000,000		1,500
Wuxi China Office Space [Member]
Lease cost																																		$ 14,466		¥ 100,000
Lease expiration date																																		Mar. 18, 2027		Mar. 18, 2027
Boca Raton Florida Office Space [Member]
Income from rent																																		$ 2,500
Henan China Office Space [Member]
Lease cost																																		14,217		¥ 98,280
Income from rent																																		1,185		8,190
Henan China Warehouse Space [Member]
Lease cost																																		3,472		24,000
Income from rent																																		$ 868		¥ 6,000
Additional Lease Area [Member] | CANADA
Income from rent																												$ 2,514
Lessee, Operating Sublease, Option to Extend																												leased an additional
Area of Land | ft²																												1,796
Principal Office Space Located at 9127 Long Lake Palm [Member]
Lease cost																																							2,301		¥ 16,425
Income from rent																																							2,500
Principal Office Space Located At 16097 Poppyseed Cir [Member]
Income from rent																																						$ 3,500
Principal Office Space Located at Henan China Office Space [Member]
Lease cost																																							13,804		98,280
Income from rent																																							$ 1,150		¥ 8,190

[1]	Advances received for equity subscriptions
[2]	Advances received for equity subscriptions
[3]	Professional service fees payable – Bitcoin transaction
[4]	Professional service fees payable – Bitcoin transaction
[5]	On July 1, 2025, the Company entered into a consulting agreement with a consulting firm providing for total professional fees of $